Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease
6.	Lease

The Company has operating lease for office from its related party. The Company’s leases has remaining lease term of 1 year.

As of December 31, 2024, the Company has no additional material operating leases that have not yet commenced.

The following tables provide information about the Company’s operating leases.

	As of December 31,
Right-of-use asset – operating lease	2024	2023
Cost	$-	$87,093
Accumulated amortisation	-	(42,271)
Total lease cost	$-	$44,822

	Years ended December 31,
Other information	2024	2023
New right-of-uses asset – operating lease and lease liabilities recognized	$-	$87,093
Cash paid for amounts included in the measurement of operating lease liabilities	46,036	46,036
Weighted-average remaining lease term – operating leases	-	1 years
Weighted-average discount rate – operating leases	-%	5.875